Outstanding Loans and Leases - Consumer Real Estate - TDRs Entered into During the Period (Details) - Consumer real estate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 4,005	$ 6,803	$ 12,111
Carrying Value	$ 3,430	$ 5,712	$ 10,537
Pre-Modification Interest Rate	4.61%	5.12%	5.30%
Post-Modification Interest Rate	4.11%	4.73%	4.24%
Net Charge-offs	$ 181	$ 171	$ 427
Residential Mortgage
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	2,986	5,940	11,233
Carrying Value	$ 2,655	$ 5,120	$ 10,016
Pre-Modification Interest Rate	4.98%	5.28%	5.30%
Post-Modification Interest Rate	4.43%	4.93%	4.27%
Net Charge-offs	$ 97	$ 72	$ 235
Principal forgiveness	396	53	467
Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	1,019	863	878
Carrying Value	$ 775	$ 592	$ 521
Pre-Modification Interest Rate	3.54%	4.00%	5.29%
Post-Modification Interest Rate	3.17%	3.33%	3.92%
Net Charge-offs	$ 84	$ 99	$ 192